Warrant derivative liability (Underwriters warrants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Underwriter Warrants [Member]	Dec. 31, 2012 Underwriter Warrants [Member]	Dec. 31, 2011 Underwriter Warrants [Member]	Dec. 31, 2011 Public Warrants [Member]	Dec. 31, 2012 Public Warrants [Member]	Dec. 31, 2010 Public Warrants [Member]	Mar. 31, 2008 Unit Options [Member]	Dec. 31, 2012 Unit Options [Member]		Dec. 31, 2011 Unit Options [Member]		Dec. 31, 2010 Unit Options [Member]
Warrant Activity [Line Items]
Option to purchase warrants, value				$ 66,667
Granted										280,000
Warrants repurchased		1,270,273				53,096	967,177							[1]
Warrants repurchased, value							361
Warrants repurchased, average price per share						$ 0.50	$ 0.37
Warrants outstanding	892,421	892,421	2,162,694	66,667	13,571	13,571	598,850	598,850	1,566,027		280,000	[1]	280,000	[1]	280,000	[1]
Estimated warrant exercise price					$ 6.00						$ 1.14
Estimated warrant market price per share					$ 1.14						$ 0.02
Expected volatility					49.00%						49.00%
Risk-free interest rate					0.36%						0.18%
Warrants fair value					1			12			5
Change in fair value of warrant derivative liability	$ 75	$ 925	$ (287)

[1]	Each unit option includes one ordinary share and one ordinary share warrant.